Trade and other payables: amounts falling due within one year	6 Months Ended
Jun. 30, 2019
Within one year [member]
Statement [LineItems]
Trade and other payables: amounts falling due within one year
18.	Trade and other payables: amounts falling due within one year

	30 June 2019	30 June 2018	31 December 2018
	£m	£m	£m
Trade payables	9,945.7	9,611.7	10,524.3
Deferred income	1,377.3	1,284.5	1,253.6
Payments due to vendors (earnout agreements)	167.6	193.7	148.2
Liabilities in respect of put option agreements with vendors	41.4	50.0	36.8
Fair value of derivatives	4.0	2.2	2.6
Other creditors and accruals	2,829.7	2,874.5	3,072.9
	14,365.7	14,016.6	15,038.4

The Group considers that the carrying amount of trade and other payables approximates their fair value.